Acquired assets estimated economic useful lives (Detail)	12 Months Ended
Dec. 31, 2011
Game engine
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Non-compete agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 - 7.4 years
Trade mark
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Completed game
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1.6 - 4 years
Trade name and domain name acquired from business combinations
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	Indefinite life